Consolidated Schedule of Investments (unaudited) December 31, 2023	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Shares/ Par (000)			Value

Private Equity Investments

Direct Investments — 48.6%(a)(b)(c)

Aerospace & Defense — 3.7%
Sierra Space Corp.
Series A Preferred Shares (Acquired 12/01/21, Cost: $1,581,754)		157,971		$1,764,917
Series B Preferred Shares (Acquired 09/22/23, Cost: $64,445)		5,768		64,445
Yellowstone Ultimate Holdings LP (Acquired 11/08/22, Cost: $5,095,482)		—	(d)	5,095,482

				6,924,844

Biotechnology — 1.7%
Lotus Co-Invest LP (Acquired 10/31/22, Cost: $2,659,796)		—	(d)	3,265,324

Broadline Retail — 2.0%
Attentive Mobile, Inc.
Common Shares (Acquired 04/16/21, Cost: $2,181,218)		74,536		3,085,791
Series A1 Preferred Shares (Acquired 04/16/21, Cost: $595,026)		13,033		539,566
Series B Preferred Shares (Acquired 04/16/21, Cost: $94,643)		2,073		85,822

				3,711,179

Chemicals — 2.9%
PSP AGFS Co-Investment Fund III, L.P. (Acquired 11/22/23, Cost: $5,577,784)		—	(d)	5,577,784

Commercial Services & Supplies — 1.9%
Horizon Co-Investment, LP (Acquired 06/10/22, Cost: $1,786,032)(e)		—	(d)	1,849,217
NP Salon Co-Investment LP I (Acquired 04/08/21, Cost: $2,000,000)		—	(d)	1,823,178

				3,672,395

Diversified Consumer Services — 2.3%
TPG Eternal Co-Invest II, L.P. (Acquired 11/14/23, Cost: $4,057,864)(e)		—	(d)	4,332,606

Entertainment — 4.4%
Aleph Infinity Investors 2 LP (Acquired 04/28/22, Cost: $4,792,321)		—	(d)	3,828,758
RB Rouge Co-Invest B LP (Acquired 03/30/21, Cost: $2,995,956)		—	(d)	4,426,668

				8,255,426

Food Products — 1.5%
IK IX Luxco 15 Sàrl
Interest Free Shareholder Loan (Acquired 10/20/23, Cost: $15,716)	EUR	14,891		16,449
Preference Shares (Acquired 10/20/23, Cost: $2,753,351)		52,213		2,881,891

				2,898,340

Health Care Equipment & Supplies — 0.6%
Chiaro Technology Ltd.
Class C Ordinary Shares (Acquired 07/28/21, Cost: $2,033,660)		295,449		823,763
Class CC Ordinary Shares (Acquired 10/25/22, Cost: $225,900)		39,792		225,706

				1,049,469

Security	Shares/ Par (000)			Value

Health Care Providers & Services — 9.9%
Atlas Co-Investment Fund 2 LP (Acquired 06/30/21, Cost: $946,674)		—	(d) $	1,136,373
C-Bridge Investment Yaneng Ltd. (Acquired 12/16/21, Cost: $3,183,687)		—	(d)	2,706,247
Pacific Avenue Emerald Continuation Fund (A) LP (Acquired 07/30/21, Cost: $2,035,590)		—	(d)	3,138,671
Romulus Intermediate Holdings 1, Inc., Series A Preferred Shares (Acquired 11/15/23, Cost: $11,760,000)		12,000		11,760,000

				18,741,291

Health Care Technology — 1.3%
Thirty Madison, Inc. (Promissory Note(f) , 2.37%, 07/15/24 & Warrant, expires 07/15/24, Strike Price USD 0.01) (Acquired 08/12/22, Cost: $2,037,966)	USD	2,038		2,428,970

Household Durables — 1.0%
SL Riviera Investors 2021 LP (Acquired 04/14/21, Cost: $2,078,007)		—	(d)	1,981,116

IT Services — 1.2%
OwnBackup Ltd.
Ordinary Shares (Acquired 07/23/21, Cost: $1,022,514)		91,427		1,146,221
Series A Preferred Shares (Acquired 07/23/21, Cost: $816,170)		72,977		914,913
Series A1 Preferred Shares (Acquired 07/23/21, Cost: $19,896)		1,779		22,303
Series B1 Preferred Shares (Acquired 07/23/21, Cost: $75,424)		6,744		84,550
Series C Preferred Shares (Acquired 07/23/21, Cost: $48,192)		4,309		54,022
Series C1 Preferred Shares (Acquired 07/23/21, Cost: $17,805)		1,592		19,959

				2,241,968

Software — 14.2%
Acronis AG, Series E Preferred Shares (Acquired 04/06/22, Cost: $1,687,277)		20,378		1,902,278
BCP VI Central Co-Invest L.P. (Acquired 07/05/23, Cost: $7,874,181)		—	(d)	15,328,858
Ecovadis S.A.S.
Ordinary Shares (Acquired 10/04/22, Cost: $1,517,650)		6,350		2,074,359
Series A Preferred Shares (Acquired 10/04/22, Cost: $568,820)		2,380		777,476
Series B Preferred Shares (Acquired 10/04/22, Cost: $186,420)		780		254,804
Flexe, Inc., Series D Preferred Shares (Acquired 06/14/22, Cost: $1,714,289)		84,056		1,741,341
Project CS Co-Invest Fund, L.P. (Acquired 02/24/23, Cost: $2,825,429)		—	(d)	2,825,429
Stripe, Inc., Series I Preferred Shares (Acquired 03/20/23, Cost: $1,962,273)		97,460		1,957,971

				26,862,516

Total Direct Investments — 48.6%				91,943,228

1

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2023	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Shares		Value

Primary Investments — 0.1%

Diversified — 0.1%
Grotech Ventures IV, LP (Acquired 10/11/22, Cost: $149,778)(a)(b)(c)(g)	—	(d)	$141,016

Secondary Investments — 31.3%(a)

Commercial Services & Supplies(c) — 0.6%
Amberjack Capital Feeder Fund B LP (Acquired 12/01/21, Cost: $305,723)	—	(d)	410,326
Platinum Equity Continuation Fund LP (Acquired 12/16/21, Cost: $1,717,529)(b)	—	(d)	796,437

			1,206,763

Diversified — 18.1%
GA Atlas, LP (Acquired 03/22/22, Cost: $2,934,444)(b)(c)	—	(d)	2,673,012
Grotech Ventures III, LP (Acquired 09/30/22, Cost: $1,493,785)(b)(c)(g)	—	(d)	1,544,427
Inovia Continuity Fund I, LP (Acquired 09/17/21, Cost: $2,016,077)(b)(c)	—	(d)	2,098,774
Palladium Equity Partners IV CF L.P. (Acquired 12/12/23, Cost: $5,139,184)(b)(c)	—	(d)	5,101,683
Pamlico Capital III Continuation Fund, L.P. (Acquired 01/27/23, Cost: $2,905,832)(b)(c)	—	(d)	3,999,564
Providence Equity Partners VII L.P	—	(d)	4,839,118
Providence Equity Partners VII-A L.P	—	(d)	5,034,111
Roark Capital Partners CF LP (Acquired 08/26/22, Cost: $2,893,541)(b)(c)	—	(d)	4,362,473
STG Alternative Investments SCA SICAV RAIF Sub Fund E (Acquired 10/01/21, Cost: $2,302,097)(b)(c)	—	(d)	4,489,233

			34,142,395

Electronic Equipment, Instruments & Components — 2.0%
Behrman Capital Micross CF LP (Acquired 02/24/22, Cost: $2,700,156)(b)(c)	—	(d)	3,764,466

Energy Equipment & Services — 0.4%
Amberjack Capital Feeder Fund Cayman LP (Acquired 12/01/21, Cost: $72,284)(c)	—	(d)	693,948

Food Products(c) — 4.4%
CREO Capital Partners V-A LP (Acquired 09/20/21, Cost: $3,038,498)(b)	—	(d)	4,245,837
Kohlberg TE Investors VII CV LP (Acquired 07/13/21, Cost: $3,136,994)	—	(d)	4,101,834

			8,347,671

Health Care Providers & Services — 3.7%
Zenyth Partners Continuation Fund, LP (Acquired 09/29/22, Cost: $4,801,418)(b)(c)	—	(d)	7,020,101

Trading Companies & Distributors — 2.1%
Bain Capital Empire Holdings, LP (Acquired 10/27/22, Cost: $3,425,099)(b)(c)	—	(d)	3,968,689

Total Secondary Investments — 31.3%			59,144,033

Total Private Equity Investments — 80.0% (Cost: $129,383,508)			151,228,277

	Par (000)

Asset-Backed Securities
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.80%, 10/22/34(h)(i)	$1,000		999,843

Security	Par (000)	Value

Asset-Backed Securities (continued)
CIFC Funding Ltd., Series 2021-6A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.80%, 10/15/34(h)(i)	$1,000	$998,273
Elmwood CLO IX Ltd., Series 2021-2A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.81%, 07/20/34(h)(i)	1,000	1,001,170
Elmwood CLO X Ltd., Series 2021-3A, Class A, (3-mo. CME Term SOFR + 1.30%), 6.72%, 10/20/34(h)(i)	1,000	999,380
Madison Park Funding XLV Ltd., Series 2020-45A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.36%, 07/15/34(h)(i)	1,000	997,900
Madison Park Funding XXXII Ltd., Series 2018-32A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 6.67%, 01/22/31(h)(i)	1,000	999,096
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-43A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.79%, 07/17/35(h)(i)	1,000	1,001,783
Palmer Square CLO Ltd.(h)
Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 6.69%, 04/18/31(i)	780	780,964
Series 2020-3ARR, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 7.02%, 11/15/36(a)	1,000	1,000,100

Total Asset-Backed Securities — 4.6% (Cost: $8,661,070)		8,778,509

Corporate Bonds

Banks — 6.0%
Bank of America Corp., (1-day SOFR + 1.34%), 5.93%, 09/15/27(h)	3,000	2,998,058
Danske Bank A/S, (1-year CMT + 2.10%), 6.47%, 01/09/26(h)(i)	2,000	2,014,179
Goldman Sachs Group, Inc., (1-day SOFR + 1.08%), 5.80%, 08/10/26(h)	2,500	2,524,151
HSBC Holdings PLC, (1-day SOFR + 1.57%), 5.89%, 08/14/27(h)	2,500	2,534,609
UBS Group AG, (1-year CMT + 1.60%), 6.33%, 12/22/27(i)	1,250	1,288,306

		11,359,303

Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(i)	215	207,535

Commercial Services & Supplies(i) — 0.2%
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/26	191	192,035
United Rentals North America, Inc., 6.00%, 12/15/29	132	134,015

		326,050

Construction Materials — 0.2%
Standard Industries, Inc./New Jersey, 4.75%, 01/15/28(i)	324	311,913

Consumer Finance — 0.1%
Block, Inc., 2.75%, 06/01/26	210	198,036

Consumer Staples Distribution & Retail(i) — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 02/15/28	137	137,092
Lamb Weston Holdings, Inc., 4.13%, 01/31/30	133	122,617

		259,709

Diversified REITs — 0.1%
SBA Communications Corp., 3.13%, 02/01/29	225	202,162

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2023	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities — 0.1%
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(i)	$163	$154,175

Electrical Equipment — 0.1%
Regal Rexnord Corp., 6.05%, 04/15/28(i)	135	136,657

Electronic Equipment, Instruments & Components — 0.1%
Sensata Technologies BV, 5.00%, 10/01/25(i)	277	277,335

Financial Services — 0.1%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26(i)	154	142,065

Health Care Equipment & Supplies — 0.7%
Avantor Funding, Inc., 4.63%, 07/15/28(i)	163	157,536
GE HealthCare Technologies, Inc., 5.55%, 11/15/24	1,265	1,265,631

		1,423,167

Health Care Providers & Services — 0.2%
IQVIA, Inc., 5.00%, 10/15/26(i)	208	206,013
Tenet Healthcare Corp., 5.13%, 11/01/27	142	138,812

		344,825

Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy Operating LLC, 4.75%, 03/15/28(i)	347	334,305

Internet Software & Services(i) — 0.2%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27	118	115,629
Match Group Holdings II LLC, 4.63%, 06/01/28	333	318,848

		434,477

Media(i) — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/28	291	278,424
Sirius XM Radio, Inc., 5.00%, 08/01/27	148	142,967

		421,391

Metals & Mining(i) — 0.2%
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29	165	168,231
Novelis Corp., 3.25%, 11/15/26	209	196,752

		364,983

Semiconductors & Semiconductor Equipment — 0.1%
Entegris Escrow Corp., 4.75%, 04/15/29(i)	218	210,024

Specialized REITs — 0.1%
Iron Mountain, Inc., 7.00%, 02/15/29(i)	162	166,516

Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman, 8.25%, 12/15/29(i)	150	161,779

Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., 4.88%, 05/15/26(i)	119	114,789

Total Corporate Bonds — 9.3% (Cost: $17,513,776)		17,551,196

Floating Rate Loan Interests(h)

Aerospace & Defense — 0.1%
Barnes Group, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.46%, 09/03/30	44	43,978
Setanta Aircraft Leasing DAC, Term Loan B, (3-mo. CME Term SOFR + 2.00%), 7.61%, 11/05/28	139	139,347

		183,325

Automobile Components — 0.0%
Allison Transmission, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.21%, 03/29/26	48	48,371

Security	Par (000)	Value

Broadline Retail — 0.0%
Sally Holdings LLC, 2023 CovLite Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.61%, 02/28/30	$39	$38,816

Building Products — 0.2%
Advanced Drainage Systems, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.69%, 07/31/26	53	53,475
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.97%, 05/19/28	154	154,836
GYP Holdings III Corp., 2023 Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.36%, 05/12/30	100	99,706
SiteOne Landscape Supply Holding LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.47%, 03/23/28	33	32,931

		340,948

Capital Markets — 0.1%
Axalta Coating Systems U.S. Holdings, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.85%, 12/20/29	83	83,183
Castlelake Aviation One DAC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.13%, 10/22/27	19	18,822
Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.40%, 10/22/26	74	74,059

		176,064

Chemicals — 0.2%
Ecovyst Catalyst Technologies LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.98%, 06/09/28	86	85,792
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.36%, 12/18/30(a)	68	68,005
HB Fuller Co., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.61%, 02/15/30	26	25,844
INEOS Enterprises Holdings U.S. Finco LLC, 2023 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR + 3.75%), 9.24%, 07/08/30	60	59,925
INEOS U.S. Finance LLC 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.96%, 11/08/28	98	98,166
2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.86%, 02/18/30	58	57,710

		395,442

Commercial Services & Supplies — 0.1%
Prime Security Services Borrower LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.84%, 10/14/30	54	54,126
Tempo Acquisition LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.11%, 08/31/28	171	171,133

		225,259

Communications Equipment — 0.1%
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.36%, 10/24/30	92	92,010
Viasat, Inc., 2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.96%, 05/30/30	10	9,763

		101,773

Construction Materials — 0.2%
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.96%, 04/28/29	45	45,448
Emerald Debt Merger Sub LLC, Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.36%, 05/31/30	99	98,990

3

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2023	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Construction Materials (continued)
Jeld-Wen, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.72%, 07/28/28	$51	$50,572
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.86%, 04/02/29	48	48,174
Summit Materials LLC, 2023 Incremental Term Loan B, 11/30/28(j)	12	12,038
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.47%, 10/04/28	48	48,498

		303,720

Consumer Finance — 0.3%
GTCR W Merger Sub LLC, USD Term Loan B, 09/20/30(j)	144	144,540
Trans Union LLC, 2019 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 7.21%, 11/16/26	235	235,175
WEX, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.72%, 03/31/28	118	117,920

		497,635

Consumer Staples Distribution & Retail — 0.1%
BJ’s Wholesale Club, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 2.00%), 7.36%, 02/03/29	87	87,168
U.S. Foods, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.47%, 09/13/26	141	141,651

		228,819

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.72%, 11/24/28	135	135,029

Diversified Telecommunication Services — 0.0%
Level 3 Financing, Inc., 2023 TSA Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.21%, 03/01/27(a)	28	26,928

Electronic Equipment, Instruments & Components — 0.0%
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, 07/31/28(j)	9	9,017

Entertainment — 0.3%
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.70%, 05/24/29	22	22,505
Delta 2 Lux SARL, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.60%, 01/15/30	86	85,969
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.71%, 03/24/25	185	184,416
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.40%, 04/29/26	98	97,981
WMG Acquisition Corp., 2021 Term Loan G, (1-mo. CME Term SOFR + 2.13%), 7.60%, 01/20/28	184	183,961

		574,832

Environmental, Maintenance & Security Service — 0.1%
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1mo. CME Term SOFR + 1.75%), 7.22%, 10/08/28	73	73,300
Covanta Holding Corp. 2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.86%, 11/30/28	6	5,711

Security	Par (000)	Value

Environmental, Maintenance & Security Service (continued)
Covanta Holding Corp. (continued) 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.86%, 11/30/28	$75	$74,909
GFL Environmental, Inc., 2023 First Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.91%, 05/31/27	36	36,669

		190,589

Financial Services — 0.2%
Belron Finance U.S. LLC
2019 USD Term Loan B3, (3-mo. CME Term SOFR + 2.25%), 7.90%, 10/30/26	63	63,319
2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.43%), 8.07%, 04/13/28	91	91,159
2023 USD Term Loan, 04/13/28(a)(j)	10	10,025
Cogeco Financing 2 LP, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.88%, 09/29/28	118	115,748
GIP Pilot Acquisition Partners LP, Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.39%, 10/04/30	32	31,974

		312,225

Food Products — 0.2%
Aramark Services, Inc., 2023 Term Loan B6, (1-mo. CME Term SOFR + 2.50%), 7.97%, 06/22/30	160	160,006
B&G Foods, Inc., 2019 Term Loan B4, (1-mo. CME Term SOFR + 2.50%), 7.86%, 10/10/26	10	10,131
Froneri U.S., Inc., 2020 USD Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.71%, 01/29/27	139	139,334
Nomad Foods U.S. LLC, Term Loan B4, (6-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.47%, 11/13/29	48	47,999

		357,470

Ground Transportation — 0.2%
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.22%, 08/06/27	143	142,568
Genesee & Wyoming, Inc., Term Loan, (3-mo. CME Term SOFR + 2.00%), 7.45%, 12/30/26	182	181,853
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.13%, 03/03/30	72	72,642

		397,063

Health Care Equipment & Supplies — 0.0%
Avantor Funding, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.71%, 11/08/27	76	76,571

Health Care Providers & Services — 0.1%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.47%, 02/22/28	36	34,715
ICON Luxembourg SARL, LUX Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.86%, 07/03/28	125	125,460

		160,175

Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.11%, 05/18/30	99	99,279

Hotels, Restaurants & Leisure — 0.6%
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 2023 Term Loan B5, (1-mo. CME Term SOFR + 2.25%), 7.61%, 09/20/30	206	205,579

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2023	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Carnival Corp., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.36%, 08/08/27	$29	$28,879
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.46%, 03/17/28	74	73,984
Flutter Financing BV, 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.86%, 07/22/28	22	22,455
Four Seasons Hotels Ltd., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.96%, 11/30/29	80	79,682
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 2.00%), 7.46%, 11/08/30	201	201,611
Light & Wonder International, Inc., 2022 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.46%, 04/14/29	105	105,419
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.21%, 05/03/29	96	95,981
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.47%, 08/25/28	70	69,570
Station Casinos LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 0.25% Floor + 2.25%), 7.71%, 02/08/27	91	91,395
Wyndham Hotels & Resorts, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.71%, 05/24/30	164	164,525

		1,139,080

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.61%, 07/31/30	82	81,733

Interactive Media & Services — 0.0%
Adevinta ASA, USD Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.36%, 06/26/28	30	30,132

Internet Software & Services — 0.1%
Gen Digital, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.46%, 09/12/29	154	154,345

IT Services — 0.1%
Go Daddy Operating Co. LLC, 2022 Term Loan B5, (1-mo. CME Term SOFR + 2.50%), 7.86%, 11/09/29	168	168,908
World Wide Technology Holding Co. LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.71%, 03/01/30	40	39,824

		208,732

Machinery — 0.0%
Doosan Bobcat North America, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.95%, 04/20/29	38	37,483
Generac Power Systems, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.19%, 12/13/26	33	33,220

		70,703

Security	Par (000)	Value

Media — 0.2%
Charter Communications Operating, LLC, 2023 Term Loan B4, (1-mo. CME Term SOFR + 2.00%), 7.36%, 12/07/30	$36	$35,716
CSC Holdings LLC, 2019 Term Loan B5, (1-mo. LIBOR US + 2.50%), 7.98%, 04/15/27	18	17,584
Midcontinent Communications, 2019 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.11%, 08/15/26(a)	97	96,918
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.25%), 8.73%, 01/31/29	162	161,465

		311,683

Oil, Gas & Consumable Fuels — 0.1%
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 7.21%, 01/31/28	64	64,048
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.71%, 10/05/28	81	81,697
Whitewater Whistler Holdings LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.15%, 02/15/30	80	79,881

		225,626

Paper & Forest Products — 0.0%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.21%, 09/07/27	71	71,484

Passenger Airlines — 0.2%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.43%, 04/20/28	39	39,704
Air Canada, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 9.14%, 08/11/28	157	157,550
American Airlines, Inc., 2023 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.87%, 06/04/29	41	41,051
United Airlines, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.22%, 04/21/28	192	192,263

		430,568

Pharmaceuticals — 0.3%
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.19%, 08/01/27	177	175,918
Jazz Financing Lux SARL, USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.97%, 05/05/28	133	133,337
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.22%, 10/27/28	54	53,540
Organon & Co., USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.47%, 06/02/28	97	97,061
Perrigo Investments LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.71%, 04/20/29	75	74,882
PRA Health Sciences, Inc., US Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.86%, 07/03/28	31	31,258
Prestige Brands, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.47%, 07/03/28	59	59,093

		625,089

5

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2023	BlackRock Private Investments Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Professional Services — 0.1%
ASGN, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.61%, 08/30/30	$12	$12,012
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 7.21%, 04/28/28	184	183,549
Maximus, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.46%, 05/28/28	74	74,118

		269,679

Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC 2020 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.22%, 08/21/25	3	3,361
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.71%, 01/31/30	72	71,129
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.36%, 01/31/30(a)	16	15,960

		90,450

Semiconductors & Semiconductor Equipment — 0.1%
MKS Instruments, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.84%, 08/17/29	138	138,473
Synaptics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.87%, 12/02/28	70	68,947

		207,420

Software — 0.2%
Informatica LLC, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.22%, 10/27/28	171	171,592
Playtika Holding Corp., 2021 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.22%, 03/13/28	97	96,869
SS&C Technologies, Inc., 2018 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 7.22%, 04/16/25	145	144,564

		413,025

Specialty Retail — 0.2%
Leslie’s Poolmart, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.22%, 03/09/28	92	90,964
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.21%, 02/11/28	99	97,482
Pilot Travel Centers LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.46%, 08/04/28	77	77,176
Restoration Hardware, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.97%, 10/20/28	52	50,530

		316,152

Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.50%, 02/20/29	59	59,393
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.72%, 11/24/28(a)	33	32,486

		91,879

Security	Par (000)	Value

Wireless Telecommunication Services — 0.1%
Iridium Satellite LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.86%, 09/20/30	$139	$139,048
SBA Senior Finance II LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.21%, 04/11/25	135	135,108

		274,156

Total Floating Rate Loan Interests — 5.2% (Cost: $9,857,361)		9,891,286

Total Long-Term Investments — 99.1% (Cost: $165,415,715)		187,449,268

	Shares

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.26%(k)(l)	4,576,173	4,576,173

Total Short-Term Securities — 2.4% (Cost: $4,576,173)		4,576,173

Total Investments — 101.5% (Cost: $169,991,888)		192,025,441

Liabilities in Excess of Other Assets — (1.5)%		(2,870,855)

Net Assets — 100.0%		$189,154,586

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $141,355,048, representing 74.7% of its net assets as of period end, and an original cost of $119,921,651.

(d)	Investment does not issue shares.
(e)	Investment is held by a wholly-owned subsidiary.
(f)	Convertible security.
(g)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(i)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(j)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2023	BlackRock Private Investments Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$2,144,534	$2,431,639	(a)	$—	$—	$—	$4,576,173	4,576,173	$476,437	$—

(a)	Represents net amount purchased (sold).

OTC Total Return Swaps

										Upfront Premium Paid (Received	)	Unrealized Appreciation (Depreciation	)
Paid by the Fund		Received by the Fund

					Effective	Termination	Notional Amount (000)
Reference	Frequency	Rate	Frequency	Counterparty	Date	Date			Value

DoubleVerify Holdings, Inc.	At Termination	1-Day SOFR minus 0.05%, 5.38%	At Termination	BNP Paribas SA	N/A	07/15/24	USD	1,567	$202,356	$—		$202,356
Topgolf Callaway Brands Corp.	At Termination	1-Day SOFR minus 0.05%, 5.38%	At Termination	BNP Paribas SA	N/A	07/15/24	USD	648	209,301	—		209,301
DoubleVerify Holdings, Inc.	At Termination	1-Day SOFR minus 0.05%, 5.38%	At Termination	BNP Paribas SA	N/A	07/15/24	USD	993	104,939	—		104,939
DoubleVerify Holdings, Inc.	At Termination	1-Day SOFR minus 0.05%, 5.38%	At Termination	BNP Paribas SA	N/A	08/21/24	USD	133	(13,306)	—		(13,306)
Topgolf Callaway Brands Corp.	At Termination	1-Day SOFR minus 0.05%, 5.38%	At Termination	BNP Paribas SA	N/A	08/21/24	USD	265	36,280	—		36,280

									$539,570	$—		$539,570

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Private Equity Investments
Direct Investments	$—	$—	$91,943,228	$91,943,228

7

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2023	BlackRock Private Investments Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Private Equity Investments
Primary Investments	$—	$—	$141,016	$141,016
Secondary Investments	—	—	59,144,033	59,144,033
Asset-Backed Securities	—	7,778,409	1,000,100	8,778,509
Corporate Bonds	—	17,551,196	—	17,551,196
Floating Rate Loan Interests	—	9,640,964	250,322	9,891,286
Short-Term Securities
Money Market Funds	4,576,173	—	—	4,576,173

	$4,576,173	$34,970,569	$152,478,699	$192,025,441

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$552,876	$—	$552,876
Liabilities
Equity Contracts	—	(13,306)	—	(13,306)

	$—	$539,570	$—	$539,570

(a)	Derivative financial instruments are swaps contracts. Swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Direct Investments	Primary Investments	Secondary Investments	Asset-Backed Securities	Floating Rate Loan Interests	Total
Assets
Opening balance, as of March 31, 2023	$51,955,994	$109,344	$40,007,468	$—	$337,334	$92,410,140
Transfers into Level 3	—	—	—	—	39,278	39,278
Transfers out of Level 3	—	—	—	—	(160,496)	(160,496)
Accrued discounts/premiums	—	—	—	—	22	22
Net realized gain (loss)	(1,259,367)	—	(339)	—	(794)	(1,260,500)
Net change in unrealized appreciation (depreciation)(a)	8,227,138	(8,548)	5,745,288	100	(280)	13,963,698
Purchases	40,616,938	40,220	15,794,937	1,000,000	244,651	57,696,746
Sales	(7,597,475)	—	(2,403,321)	—	(209,393)	(10,210,189)

Closing balance, as of December 31, 2023	$91,943,228	$141,016	$59,144,033	$1,000,100	$250,322	$152,478,699

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2023(a)	$6,972,712	$(8,548)	$5,745,288	$100	$(44)	$12,709,508

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $1,250,422. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Direct Investments(b)	$91,943,228	Market	EBITDA Multiple	4.00x - 21.17x		12.39x
			EBIT Multiple	11.50x		—
			Revenue Multiple	0.21x - 20.50x		8.20x
			Volatility	33% - 58%		45%
			Time to Exit	1.3 - 2.5 years		1.7 years
		Income	Liquidity Discount	10%		—
			Yield	91%		—
Primary Investments	141,016	Market	Market Adjustment Factor	1.08x		—

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2023	BlackRock Private Investments Fund

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Secondary Investments	59,144,033	Market	Market Adjustment Factor	1.00x - 1.17x		1.06x

	$151,228,277

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

The fund valued certain of its Level 3 Direct Investments using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $24,568,730 as of December 31, 2023.

Currency Abbreviation

EUR	Euro

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

LIBOR	London Interbank Offered Rate

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

9